Accounts payable (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts payable	$ 1,730,304	$ 3,595,745
Other payables	8,166	889
Total	$ 1,738,470	$ 3,596,634